Financial Risk (Details 5) - Loans - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Total	$ 5,892,997	$ 5,778,424
Cost [member]
Credit risk
Total	$ 5,892,997	$ 5,778,424